Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document - Document and Entity Information [Abstract]
Document Type	20-F/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	CK0001649373
Entity Registrant Name	SANTANDER UK GROUP HOLDINGS PLC
Entity Central Index Key	0001649373
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	7,060,000,000